Non-Controlling Interest in Versus LLC (Tables)	6 Months Ended
Jun. 30, 2022
Non-Controlling Interest in Versus LLC Disclosure [Abstract]
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	1,855,473	5,430,942
Non-current	2,811,260	2,120,081
	4,666,733	7,551,024

Liabilities
Current	642,901	1,191,048
Non-current	36,149,724	33,676,348
	36,792,624	34,867,396
Net liabilities	(32,125,891)	(27,316,372)
Non-controlling interest	(5,504,169)	(6,333,340)
Net loss	(5,256,557)	(14,123,971)
Net loss attributed to non-controlling interest	(1,258,926)	(1,461,606)